UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                              ---------------
Check here if Amendment [  ]; Amendment Number:
                                                ----------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              SIFE
Address:           100 North Wiget Lane
                   Walnut Creek, CA 94598

13F File Number:  28-03808
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:           Bruce W. Woods
Title:          President & C.E.O.
Phone:          (925) 988-2424

Signature, Place, and Date of Signing:

   /s/ Bruce W. Woods            Walnut Creek, CA                8/9/99
-------------------------  ---------------------------    ---------------------
       [Signature]                 [Ciry, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0
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Form 13F Information Table Entry Total:                 69
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Form 13F Information Table Value Total:        $ 1,033,758
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE.

                                                                  SIFE FORM 13F JUNE 30, 1999
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIG INTERNATIONAL            COM              026874107    13534 115425.0 SH       SOLE                 115425.0
ALLIANCE CAPITAL             COM              018548107     2898  89700.0 SH       SOLE                  89700.0
AMERICAN EXPRESS             COM              025816109     6506  50000.0 SH       SOLE                  50000.0
AMSOUTH FINANCIAL            COM              032165102    22608 975000.0 SH       SOLE                 975000.0
BANK NEW YORK INC COM        COM              064057102    392561070000.0 SH       SOLE                1070000.0
BANKBOSTON CORPORATION       COM              06605R106    20450 400000.0 SH       SOLE                 400000.0
BANKNORTH GROUP INC.(to merg COM              06646L100      495  15000.0 SH       SOLE                  15000.0
BB&T CORP.                   COM              054937107    11010 300096.0 SH       SOLE                 300096.0
CENTURA BANKS INC.           COM              15640T100     1550  27500.0 SH       SOLE                  27500.0
CHARTER ONE FINL INC COM     COM              160903100    18030 648281.0 SH       SOLE                 648281.0
CHASE MANHATTAN NEW COM      COM              16161A108    66518 769000.0 SH       SOLE                 769000.0
CHITTENDEN CORP COM          COM              170228100     3442 110156.0 SH       SOLE                 110156.0
CITIGROUP (WAS CITICORP COM  COM              172967101    42750 900000.0 SH       SOLE                 900000.0
CITY NATL CORP COM           COM              178566105    13477 360000.0 SH       SOLE                 360000.0
COLONIAL BANCGROUP INC COM   COM              195493309      557  40000.0 SH       SOLE                  40000.0
COMERICA INC COM             COM              200340107    35160 591550.0 SH       SOLE                 591550.0
COMMUNITY FIRST BANKSH COM   COM              203902101     8994 376724.0 SH       SOLE                 376724.0
COMPASS BANCSHARES INC COM   COM              20449H109    14576 534900.0 SH       SOLE                 534900.0
CULLEN FROST BANKERS COM     COM              229899109     9145 331800.0 SH       SOLE                 331800.0
EVEREN SECURITIES            COM              299761106      760  25500.0 SH       SOLE                  25500.0
FEDERAL HOME LOAN            COM              313400301     7731 133300.0 SH       SOLE                 133300.0
FEDERAL NATL MTG ASSN COM    COM              313586109    20475 300000.0 SH       SOLE                 300000.0
FIFTH THIRD BANCORP COM      COM              316773100     2662  40000.0 SH       SOLE                  40000.0
FIRST AMER CORP TENN COM (to COM              318900107    10391 250000.0 SH       SOLE                 250000.0
FIRST SECURITY               COM              336294103     2044  75000.0 SH       SOLE                  75000.0
FIRST TENN NATL CORP COM     COM              337162101    29960 782000.0 SH       SOLE                 782000.0
FIRST UN CORP COM            COM              337358105    17059 362000.0 SH       SOLE                 362000.0
FIRSTAR (merged w/Starbanc C COM              33763V109    297111061100.0 SH       SOLE                1061100.0
FIRSTFED FINANCIAL           COM              337907109     6039 313700.0 SH       SOLE                 313700.0
FLEET FINANCIAL(to merge wit COM              338915101    39937 900000.0 SH       SOLE                 900000.0
FREMONT GENERAL              COM              357288109      830  44000.0 SH       SOLE                  44000.0
GOLDEN STATE BANCORP., INC.  COM              381197102     6750 300000.0 SH       SOLE                 300000.0
GOLDMAN SACHS                COM              38141G104    11560 160000.0 SH       SOLE                 160000.0
IMPERIAL BANCORP COM         COM              452556103    13191 665800.0 SH       SOLE                 665800.0
INDEPENDENT BK CP MASS COM   COM              453836108     8521 541000.0 SH       SOLE                 541000.0
KEYCORP NEW COM              COM              493267108    361411125000.0 SH       SOLE                1125000.0
M&T BANK CORPORATION (WAS FI COM              55261F104    21505  39100.0 SH       SOLE                  39100.0
MBNA INC.                    COM              55262L100     2986  97500.0 SH       SOLE                  97500.0
MELLON BK CORP COM           COM              585509102    405141113800.0 SH       SOLE                1113800.0
MERCANTILE BANKSHARES COM    COM              587405101     2122  60000.0 SH       SOLE                  60000.0
MERRILL LYNCH & CO., INC.    COM              590188108     4770  60000.0 SH       SOLE                  60000.0
MGIC Investment              COM              552848103     1945  40000.0 SH       SOLE                  40000.0
NATIONAL CITY CORP. (Merged  COM              635405103    34715 530000.0 SH       SOLE                 530000.0
NATIONAL COMM BANCORP COM    COM              635449101     2756 126000.0 SH       SOLE                 126000.0
NORTH FORK BANKCORP          COM              659424105    239251119300.0 SH       SOLE                1119300.0
NORTHERN TR CORP COM         COM              665859104    13541 139600.0 SH       SOLE                 139600.0
PEOPLES HERITAGE FINL COM    COM              711147108     6684 355270.0 SH       SOLE                 355270.0
PNC FINANCIAL CORP.          COM              693475105    21033 365000.0 SH       SOLE                 365000.0
PROVIDENT FINANCIAL GROUP IN COM              743866105     2844  65000.0 SH       SOLE                  65000.0
REGIONS FINL CORP COM        COM              758940100     7303 190000.0 SH       SOLE                 190000.0
REPUBLIC BANCORP             COM              760281204      169  14500.0 SH       SOLE                  14500.0
SOUTHTRUST CORP.             COM              844730101     4605 120000.0 SH       SOLE                 120000.0
SOVEREIGN BANCORP            COM              845905108     2667 220000.0 SH       SOLE                 220000.0
STATE ST BOSTON CORP COM     COM              857477103    30863 361500.0 SH       SOLE                 361500.0
STERLING BANCSHS INC COM     COM              858907108     5350 400000.0 SH       SOLE                 400000.0
SUMMIT BANCORP COM           COM              866005101    24232 579530.0 SH       SOLE                 579530.0
SUMMIT BANCSHARES TEX COM    COM              866011109     5039 290000.0 SH       SOLE                 290000.0
SUNTRUST BANKS INC.          COM              867914103    30552 440000.0 SH       SOLE                 440000.0
TCF FINANCIAL CORP.          COM              872275102     7058 253200.0 SH       SOLE                 253200.0
TRANSATLANTIC HOLDINGS INC.  COM              893521104     2623  35000.0 SH       SOLE                  35000.0
U.S. BANCORP (NEW)           COM              902973106    450731350500.0 SH       SOLE                1350500.0
UNION BANCAL CORPORATION     COM              908906100     9067 251000.0 SH       SOLE                 251000.0
UNION PLANTERS CORP COM      COM              908068109     6426 143800.0 SH       SOLE                 143800.0
UST CORP.                    COM              902900109     2329  77000.0 SH       SOLE                  77000.0
WACHOVIA CORP COM            COM              929771103    36373 425100.0 SH       SOLE                 425100.0
WEBSTER FINANCIAL CORP.(merg COM              947890109     4438 163600.0 SH       SOLE                 163600.0
WELLS FARGO & CO             COM              949746101    34200 800000.8 SH       SOLE                 800000.8
WESTAMERICA BANCORP COM      COM              957090103    12775 350000.0 SH       SOLE                 350000.0
ZIONS BANCORPORATION         COM              989701107     8553 134700.0 SH       SOLE                 134700.0